Leases (Details) - Schedule of Future Minimum Lease Payments $ in Thousands	Dec. 31, 2023 USD ($)
Leases (Details) - Schedule of Future Minimum Lease Payments [Line Items]
Lease payments	$ 259
Finance Charges	(12)
Net Present Values	247
Within 1 year [Member]
Leases (Details) - Schedule of Future Minimum Lease Payments [Line Items]
Lease payments	148
Finance Charges	(10)
Net Present Values	138
1-2 years [Member]
Leases (Details) - Schedule of Future Minimum Lease Payments [Line Items]
Lease payments	111
Finance Charges	(2)
Net Present Values	109
2-5 years [Member]
Leases (Details) - Schedule of Future Minimum Lease Payments [Line Items]
Lease payments
Finance Charges
Net Present Values
Over 5 years [Member]
Leases (Details) - Schedule of Future Minimum Lease Payments [Line Items]
Lease payments
Finance Charges
Net Present Values